Financial Risk Management - Additional Information (Detail) R$ in Thousands, $ in Millions	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	R$ 280,091		R$ 223,302
Notional Amount Of Non Deliverable Forward Contracts	R$ 165,072	$ 30
One Day [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk, percent	(0.57%)	(0.57%)	0.17%
Value at risk	R$ 9,200		R$ 2,400
Confidence level used to determine risk adjustment for non-financial risk	95.00%	95.00%
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Value at risk, percent	(0.90%)	(0.90%)	0.27%
Value at risk	R$ 14,600		R$ 3,800
Confidence level used to determine risk adjustment for non-financial risk	99.00%	99.00%